FEDERATED GNMA TRUST

INSTITUTIONAL SHARES

Prospectus

The Institutional Shares of Federated GNMA Trust (the "Trust") offered by this prospectus represent interests in a diversified portfolio of securities investing primarily in instruments issued or guaranteed by the Government National Mortgage Association, to achieve current income. The Trust is an open-end, diversified management investment company (a mutual fund). Institutional Shares are sold at net asset value.

THE INSTITUTIONAL SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE INSTITUTIONAL SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Institutional Shares of the Trust. Keep this prospectus for future reference.

The Trust has also filed a Statement of Additional Information for Institutional Shares and Institutional Service Shares dated March 31, 1997 with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated March 31, 1997

Table of Contents

 SUMMARY OF TRUST EXPENSES                                          1
 FINANCIAL HIGHLIGHTS --
  INSTITUTIONAL SHARES                                              2
 GENERAL INFORMATION                                                3
 INVESTMENT INFORMATION                                             3
  Investment Objective                                              3
  Investment Policies                                               3
  Investment Limitations                                            6
 TRUST INFORMATION                                                  6
  Management of the Trust                                           6
 DISTRIBUTION OF INSTITUTIONAL SHARES                               8
 ADMINISTRATION OF THE TRUST                                        8
 NET ASSET VALUE                                                    9
 INVESTING IN INSTITUTIONAL SHARES                                  9
  Share Purchases                                                   9
  Minimum Investment Required                                       9
  What Shares Cost                                                 10
  Exchanging Securities for Trust Shares                           10
  Certificates and Confirmations                                   10
  Dividends                                                        10
  Capital Gains                                                    10
 REDEEMING INSTITUTIONAL SHARES                                    10
  Telephone Redemption                                             11
  Redeeming Shares By Mail                                         11
  Accounts with Low Balances                                       12
 SHAREHOLDER INFORMATION                                           12
  Voting Rights                                                    12
 TAX INFORMATION                                                   12
  Federal Income Tax                                               12
  State and Local Taxes                                            12
 PERFORMANCE INFORMATION                                           13
 OTHER CLASSES OF SHARES                                           13
 FINANCIAL HIGHLIGHTS --
  INSTITUTIONAL SERVICE SHARES                                     14
 FINANCIAL STATEMENTS                                              15
 INDEPENDENT AUDITORS' REPORT                                      24
 ADDRESSES                                          Inside Back Cover


SUMMARY OF TRUST EXPENSES

                                             INSTITUTIONAL SHARES
                                     SHAREHOLDER TRANSACTION EXPENSES
 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                              None
 Maximum Sales Charge Imposed on Reinvested Dividends
   (as a percentage of offering price)                                                                      None
 Contingent Deferred Sales Charge (as a percentage of original purchase
   price or redemption proceeds, as applicable)                                                             None
 Redemption Fee (as a percentage of amount redeemed, if applicable)                                         None
 Exchange Fee                                                                                               None
                                       ANNUAL FUND OPERATING EXPENSES
                                   (As a percentage of average net assets)
 Management Fee                                                                                            0.40%
 12b-1 Fee                                                                                                  None
 Total Other Expenses                                                                                      0.20%
   Shareholder Services Fee (after waiver)(1)                                                 0.05%
            Total Operating Expenses(2)                                                                    0.60%


(1) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(2) The total operating expenses would have been 0.80% absent the voluntary waivers of a portion of the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Institutional Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information" and "Investing in Institutional Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

 EXAMPLE                                                            1 YEAR   3 YEARS    5 YEARS    10 YEARS
 You would pay the following expenses on a $1,000
 investment, assuming (1) 5% annual return and
 (2) redemption at the end of each time period                      $6       $19        $33        $75


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FEDERATED GNMA TRUST
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 24.

                                                                        YEAR ENDED JANUARY 31,
                        1997       1996       1995       1994       1993       1992       1991       1990       1989       1988
 NET ASSET VALUE,
 BEGINNING OF
 PERIOD                $11.34     $10.61     $11.64     $11.80     $11.64     $11.29     $10.97     $10.70     $11.08     $11.46
 INCOME FROM
 INVESTMENT
 OPERATIONS
 Net investment
 income                  0.74       0.78       0.82       0.85       0.93       0.98       1.00       1.00       1.01       1.04
 Net realized and
 unrealized gain
 (loss)
 on investments         (0.21)      0.73      (1.03)     (0.16)      0.16       0.35       0.32       0.27      (0.38)     (0.38)
 Total from
 investment
 operations              0.53       1.51      (0.21)      0.69       1.09       1.33       1.32       1.27       0.63       0.66
 LESS DISTRIBUTIONS
 Distributions
 from
 net investment
 income                 (0.74)     (0.77)     (0.82)     (0.85)     (0.93)     (0.98)     (1.00)     (1.00)     (1.01)     (1.04)
 Distributions in
 excess of net
 investment
 income(a)                --       (0.01)       --         --        --          --         --         --         --        --
 Total
 distributions          (0.74)     (0.78)     (0.82)     (0.85)     (0.93)     (0.98)     (1.00)     (1.00)     (1.01)     (1.04)
 NET ASSET VALUE,
 END OF PERIOD         $11.13     $11.34     $10.61     $11.64     $11.80     $11.64     $11.29     $10.97     $10.70     $11.08
 TOTAL RETURN(B)         4.97%     14.61%     (1.71%)     6.02%      9.78%     12.25%     12.65%     12.33%      5.99%      6.29%
 RATIOS TO
 AVERAGE
 NET ASSETS
 Expenses                0.60%      0.60%      0.56%      0.51%      0.51%      0.51%      0.52%      0.52%      0.53%      0.52%
 Net investment
 income                  6.74%      7.02%      7.51%      7.22%      7.98%      8.54%      9.08%      9.19%      9.33%      9.51%
 Expense waiver/
 reimbursement(c)        0.20%      0.20%       --         --         --         --         --         --         --          --
 SUPPLEMENTAL DATA
 Net assets, end
 of period (000
 omitted)          $1,199,733 $1,352,894 $1,442,074 $1,910,500 $1,770,169 $1,333,930 $1,268,706 $1,312,780 $1,710,890 $2,111,559
 Portfolio
 turnover                  63%        43%       136%       117%        33%        57%        48%        27%        40%        45%


(a) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated December 10, 1981. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") has established two classes of shares of the Trust, known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares of the Trust. Institutional Shares ("Shares") are sold primarily to accounts for which financial institutions act in a fiduciary or agency capacity, and other accounts where a financial institution maintains master accounts with an aggregate investment of at least $400 million in certain mutual funds which are advised or distributed by affiliates of Federated Investors. Shares are also made available to financial intermediaries, public, and private organizations. An investment in the Trust serves as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of primarily mortgage-backed securities. A minimum initial investment of $25,000 over a 90-day period is required.

Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Trust.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Trust is current income. The investment objective may not be changed without the approval of shareholders. The Trust pursues this investment objective by investing primarily in instruments issued or guaranteed by the Government National Mortgage Association ("GNMA"). While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

As a matter of investment policy which may be changed without shareholder approval, the Trust will limit its investments to those that are permitted for purchase by federal savings associations pursuant to applicable rules, regulations, or interpretations of the Office of Thrift Supervision. Should additional permitted investments be allowed as a result of future changes in applicable regulations or federal laws, the Trust reserves the right, without shareholder approval, to make such investments consistent with the Trust's investment objective, policies, and limitations. Further, should existing statutes or regulations change so as to cause any securities held by the Trust to become ineligible for purchase by federal savings associations, the Trust will dispose of those securities at times advantageous to the Trust.
As operated within the above limitation, the Trust may also serve as an appropriate vehicle for a national bank as an investment for its own account.

Unless otherwise designated, the investment policies described below may not be changed without shareholder approval.

ACCEPTABLE INVESTMENTS. The Trust will invest primarily in mortgage-backed securities. Under normal circumstances, at least 65% of the Trust's portfolio will be invested in instruments issued or fully guaranteed as to principal and interest by GNMA. In addition, to the extent that the Trust will invest in other mortgage-backed securities, as described below, these will be collateralized by GNMA obligations.

The Trust's permissible investments are as follows:

* direct obligations of the U.S. Treasury bills, notes, and bonds;

* collateralized mortgage obligations;

* real estate mortgage investment conduits;

* notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

* notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

* notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs"). CMOs are bonds issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. CMOs purchased by the Trust will be collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by GNMA.

All CMOs purchased by the Trust are issued by an agency of the United States and are rated in the highest rating category by a nationally recognized statistical rating organization.

The following example illustrates how mortgage cash flows are prioritized in the case of CMOs -- most of the CMOs in which the Trust invests use the same basic structure:

(1) Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four classes of securities:
    The first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date; the final class (Z bond) typically receives any excess income from the underlying investments after payments are made to the other classes and receives no principal or interest payments until the shorter maturity classes have been retired, but then receives all remaining principal and interest payments.

(2) The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities.

(3) The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (or A bond). When those securities are completely retired, all principal payments are then directed to the next-shortest-maturity security (or B bond). This process continues until all of the classes have been paid off.

Because the cash flow is distributed sequentially instead of pro-rata, as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. One or more of the classes may be adjustable rate. The interest portion of these payments is distributed by the Trust as income, and the capital portion is reinvested.

REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICs"). REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code, as amended. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations or a segregated pool of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates, and a single class of "residual interests." To qualify as a REMIC, substantially all of the assets of the entity must be in assets directly or indirectly secured principally by real property.

Because the mortgages underlying mortgage-backed securities often may be prepaid without penalty or premium, mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that the Trust receives from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as collateralized mortgage obligations, prepayments may be allocated to one tranche of securities ahead of other tranches, in order to reduce the risk of prepayment for the other tranches.

Prepayments may result in a capital loss to the Trust to the extent that the prepaid mortgage securities were purchased at a market premium over their stated principal amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Trust, which would be taxed as ordinary income when distributed to the shareholders.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

TEMPORARY INVESTMENTS. For defensive purposes only, the Trust may invest temporarily in cash and money market instruments during times of unusual market conditions and to maintain liquidity. Money market instruments may include:

* obligations of the U.S. government or its agencies or instrumentalities;
  and

* repurchase agreements.

  REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Trust and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Trust may lend portfolio securities on a short-term or long-term basis, or both up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Trust will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees. The Trust will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Trust on a timely basis and the Trust may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Trust may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such commitments.

INVESTMENT LIMITATIONS

The Trust will not borrow money directly or through reverse repurchase agreements (arrangements in which the Trust sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Trust may borrow money and engage in reverse repurchase agreements up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.

As a matter of investment practice, which can be changed without shareholder approval, the Trust will not invest more than 15% of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice, and certain restricted securities not determined by the Trustees to be liquid.

TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Trust are made by Federated Management, the Trust's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Trust.

  ADVISORY FEES. The Trust's adviser receives an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. This does not include reimbursement to the Trust of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

  ADVISER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

  Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

  Kathleen M. Foody-Malus has been the Trust's portfolio manager since July 1993. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Trust's investment adviser since 1993. Ms. Foody-Malus served as an Assistant Vice President of the investment adviser from 1990 until 1992, and from 1986 until 1989 she acted as an investment analyst. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

  Edward J. Tiedge has been the Trust's portfolio manager since October 1995. Mr. Tiedge joined Federated Investors in 1993 as an Investment Analyst and has been an Assistant Vice President of the Trust's investment adviser since 1995. Mr. Tiedge served as Director of Investments at Duquesne Light Company from 1990 to 1993. Mr. Tiedge is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University.

Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interest of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Trust; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

ADMINISTRATION OF THE TRUST

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust. Federated Services Company provides these at an annual rate, which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds"), as specified below:

      MAXIMUM               AVERAGE AGGREGATE DAILY NET
 ADMINISTRATIVE FEE        ASSETS OF THE FEDERATED FUNDS
     0.15 of 1%              on the first $250 million
     0.125 of 1%              on the next $250 million
     0.10 of 1%              on the next $250 million
     0.075 of 1%         on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

SHAREHOLDER SERVICES. The Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to 0.25% of the average daily net asset value of the Institutional Shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedule of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Trust. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Trust's investment adviser or its affiliates.

NET ASSET VALUE

The Trust's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Trust, subtracting the interest of the Shares in the liabilities of the Trust and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Shares may exceed that of Institutional Service Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

INVESTING IN INSTITUTIONAL SHARES

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or mail.

To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Trust reserves the right to reject any purchase request.

PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Trust before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated GNMA Trust -- Institutional Shares; Trust Number (this number can be found on the account statement or by contacting the Trust); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY MAIL. To purchase Shares by mail, send a check made payable to Federated GNMA Trust --Institutional Shares to Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted by State Street Bank into federal funds. This is normally the next business day after State Street Bank receives the check.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Shares is $25,000 plus any non-affiliated bank or broker's fee, if applicable. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Trust. Individual accounts established through a financial intermediary may be subject to a smaller minimum investment.


WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Trust. Investors who purchase Shares through a financial intermediary may be charged a service fee by that financial intermediary.

The net asset value is determined at the close of trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Trust's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

EXCHANGING SECURITIES FOR TRUST SHARES

Investors may exchange certain U.S. government securities or a combination of securities and cash for Shares. The securities and any cash must have a market value of at least $25,000. The Trust reserves the right to determine the acceptability of securities to be exchanged. Securities accepted by the Trust are valued in the same manner as the Trust values its assets. Investors wishing to exchange securities should first contact Federated Securities Corp.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Trust, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Trust.

Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by the transfer agent. If the order for Shares and payment by wire are received on the same day, Shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted, upon instruction of the transfer agent, into federal funds. Dividends are automatically reinvested on payment dates in additional Shares unless cash payments are requested by contacting the Trust.

CAPITAL GAINS

Capital gains realized by the Trust, if any, are distributed at least once every 12 months.

REDEEMING INSTITUTIONAL SHARES

The Trust redeems Shares at their net asset value next determined after the Trust receives the redemption request. Investors who redeem shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request.

TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Trust before 4:00 p.m. (Eastern time). The proceeds will normally be wire transferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time, the Trust shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Trust to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.

Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Redeeming Shares By Mail," should be considered.

REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to:
Federated Shareholder Services Company, P.O. Box 8600, Boston, MA
02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Trust name and the Class designation; the account name as registered with the Trust; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.
Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings and loan association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Trust does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Trust may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Trust's net asset value.

Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION

VOTING RIGHTS

Each Share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares entitled to vote.

TAX INFORMATION

FEDERAL INCOME TAX

The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Donnelly, and Meck, counsel to the Trust, Trust shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Trust would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time, the Trust advertises its total return and yield for Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Shares of the Trust after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares of the Trust is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the offering price per share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Shares are sold without any sales load or other similar non-recurring charges. Total return and yield will be calculated separately for Institutional Shares and Institutional Service Shares.

From time to time, advertisements for the Trust may refer to ratings, rankings, and other information in certain financial publications and/or compare the Trust's performance to certain indices.

OTHER CLASSES OF SHARES

Institutional Service Shares are sold primarily to retail and private banking customers of financial institutions. Institutional Service Shares are sold at net asset value. Investments in Institutional Service Shares are subject to a minimum initial investment of $25,000.

Institutional Service Shares are distributed pursuant to a 12b-1 Plan adopted by the Trust whereby the distributor is paid a fee of 0.25% of the Institutional Service Shares' average daily net assets.

Financial institutions and brokers providing sales and/or administrative services may receive different compensation depending upon which class of shares of the Trust is sold.

The amount of dividends payable to Institutional Shares will exceed that of Institutional Service Shares by the difference between class expenses and distribution and shareholder service expenses borne by shares of each respective class.

The stated advisory fee is the same for both classes of shares.

FEDERATED GNMA TRUST
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 24.

                                                                          YEAR ENDED JANUARY 31,
                                                     1997        1996         1995          1994        1993(A)
 NET ASSET VALUE, BEGINNING OF PERIOD               $11.34      $10.61       $11.64        $11.80       $11.71
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                               0.74        0.78         0.79          0.82         0.61
  Net realized and unrealized gain (loss)
  on investments                                     (0.23)       0.71        (1.03)        (0.16)        0.09
  Total from investment operations                    0.51        1.49        (0.24)         0.66         0.70
 LESS DISTRIBUTIONS
  Distributions from net investment income           (0.72)      (0.76)       (0.79)       (0.82)        (0.61)
 NET ASSET VALUE, END OF PERIOD                     $11.13      $11.34       $10.61       $11.64         $11.80
 TOTAL RETURN(B)                                      4.76%      14.39%       (1.92%)        5.76%        5.62%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                            0.80%       0.80%        0.77%        0.76%         0.76%*
  Net investment income                               6.54%       6.82%        7.32%        6.97%         7.57%*
  Expense waiver/reimbursement(c)                     0.25%       0.25%        0.14%         --            --
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)          $73,857    $123,614     $120,427     $137,235       $50,166
  Portfolio turnover                                    63%         43%         136%         117%           33%


* Computed on an annualized basis.

(a) Reflects operations for the period from June 18, 1992 (date of initial public investment) to January 31, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED GNMA TRUST
PORTFOLIO OF INVESTMENTS

JANUARY 31, 1997

    PRINCIPAL
     AMOUNT                                                                                             VALUE
 LONG-TERM GOVERNMENT OBLIGATIONS -- 89.9%
                            (A)GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--89.9%
 $        4,939              6.00%, 12/15/2023 - 4/15/2024                                       $            4,613
    112,466,126              6.50%, 10/15/2023 - 5/15/2024                                              107,897,752
    244,569,326              7.00%, 5/15/2023 - 10/15/2024                                              240,972,943
    274,957,573              7.50%, 5/15/2022 - 5/15/2026                                               277,135,591
    184,711,535              8.00%, 3/15/2017 - 8/15/2026                                               190,049,932
     63,953,285              8.50%, 4/15/2017 - 2/15/2022                                                66,983,909
     85,769,122              9.00%, 6/15/2016 - 12/15/2026                                               91,690,615
     62,130,693              9.50%, 5/15/2016 - 10/15/2026                                               67,454,552
     14,493,268              10.00%, 1/15/2018 - 1/15/2026                                               15,986,064
     16,200,000             (b)10.00%, 12/15/2027                                                        17,850,456
      6,744,852              10.50%, 1/15/2016 - 8/15/2019                                                7,482,603
     13,777,854              11.00%, 12/15/2009 - 10/15/2019                                             15,492,247
     11,270,250              11.50%, 4/15/2010 - 4/15/2016                                               12,816,157
     18,427,939              12.00%, 7/15/2011 - 12/15/2015                                              21,225,256
      8,095,889              12.50%, 1/15/2010 - 10/15/2015                                               9,405,733
      1,006,104              13.00%, 12/15/2010 - 3/15/2015                                               1,175,250
      1,536,651              13.50%, 5/15/2010 - 8/15/2014                                                1,801,210
                              TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                              (IDENTIFIED COST $1,127,423,107)                                        1,145,424,883


FEDERATED GNMA TRUST

    PRINCIPAL
     AMOUNT                                                                                             VALUE
 U.S. TREASURY NOTES--8.3%
 $  105,000,000              6.250%-7.00%, 9/30/2001-7/15/2006
                             (IDENTIFIED COST $106,243,877)                                          $  105,267,220
 (C)REPURCHASE AGREEMENTS--2.7%
     18,330,000              BT Securities Corp., 5.58%, dated 1/31/1997, due 2/3/1997                   18,330,000
     16,000,000             (d)Goldman Sachs Group, 5.32%, dated 1/21/1997, due 2/24/1997                16,000,000
                              TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                            34,330,000
                              TOTAL INVESTMENTS (IDENTIFIED COST $1,267,996,984)(e)                  $1,285,022,103


(a) Because of monthly principal payments, the average lives of the Government National Mortgage Association Modified Pass-Through Securities (based upon Federal Housing Authority/Veterans Administration historical experience) are less than the stated maturities.

(b) Indicates securities subject to dollar roll transactions with a total market value of $17,850,456.

(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in a joint account with other Federated Funds.

(d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if creditworthiness of the issuer is downgraded.

(e) The cost of investments for federal tax purposes amounts to $1,267,996,984. The net unrealized appreciation of investments on a federal tax basis amounts to $17,025,119 which is comprised of $27,651,974 appreciation and $10,626,855 depreciation at January 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
     ($1,273,590,472) at January 31, 1997.

(See Notes which are an integral part of the Financial Statements)

FEDERATED GNMA TRUST
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1997

 ASSETS:
 Total investments in securities, at value (identified and tax
 cost $1,262,996,984)                                                                         $    1,285,022,103
 Income receivable                                                                                    10,094,013
 Receivable for investments sold                                                                      42,256,150
 Receivable for shares sold                                                                            3,631,298
   Total assets                                                                                    1,341,003,564
 LIABILITIES:
 Payable for investments purchased                                          $    42,154,181
 Payable for shares redeemed                                                      1,202,199
 Income distribution payable                                                      5,036,848
 Payable to Bank                                                                    852,804
 Payable for dollar roll transactions                                            17,841,832
 Accrued expenses                                                                   325,228
   Total liabilities                                                                                  67,413,092
 NET ASSETS for 114,430,342 shares outstanding                                                $    1,273,590,472
 NET ASSETS CONSIST OF:
 Paid in capital                                                                              $    1,383,977,987
 Net unrealized appreciation of investments                                                           17,025,119
 Accumulated net realized loss on investments                                                       (127,420,175)
 Undistributed net investment income                                                                       7,541
   Total Net Assets                                                                           $    1,273,590,472
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $1,199,733,545 / 107,794,429 shares outstanding                                                          $11.13
 INSTITUTIONAL SERVICE SHARES:
 $73,856,927 / 6,635,913 shares outstanding                                                               $11.13


(See Notes which are an integral part of the Financial Statements)

FEDERATED GNMA TRUST
STATEMENT OF OPERATIONS

YEAR ENDED JANUARY 31, 1997

 INVESTMENT INCOME:
 Interest (net of dollar roll expense of $7,790,773)                                              $  100,048,132
 EXPENSES:
 Investment advisory fee                                                             $  5,451,836
 Administrative personnel and services fee                                              1,030,132
 Custodian fees                                                                           302,537
 Transfer and dividend disbursing agent fees and expenses                                 332,360
 Directors'/Trustees' fees                                                                 24,381
 Auditing fees                                                                             19,998
 Legal fees                                                                                 4,102
 Portfolio accounting fees                                                                160,203
 Distribution services fee -- Institutional Service Shares                                272,453
 Shareholder services fee -- Institutional Shares                                       3,134,846
 Shareholder services fee -- Institutional Service Shares                                 272,453
 Share registration costs                                                                  33,495
 Printing and postage                                                                      27,051
 Insurance premiums                                                                        13,545
 Taxes                                                                                     82,126
 Miscellaneous                                                                             12,647
   Total expenses                                                                      11,174,165
 Waivers --
   Waiver of distribution services fee -- Institutional Service Shares  $  (264,824)
   Waiver of shareholder services fee -- Institutional Shares            (2,507,877)
   Waiver of shareholder services fee -- Institutional Service Shares        (7,629)
       Total waivers                                                                   (2,780,330)
          Net expenses                                                                                 8,393,835
             Net investment income                                                                    91,654,297
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                                      2,951,050
 Net change in unrealized appreciation of investments                                                (31,535,440)
   Net realized and unrealized loss on investments                                                   (28,582,977)
       Change in net assets resulting from operations                                             $   63,069,907


(See Notes which are an integral part of the Financial Statements)

FEDERATED GNMA TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                                                    YEAR ENDED JANUARY 31,
                                                                               1997                      1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                 $     91,654,297         $    107,873,068
 Net realized gain (loss) on investments ($2,951,050 net gain and $21,821,623 net loss, respectively, as computed for federal
 income tax purposes)                                                         2,951,050               14,663,260
 Net change in unrealized appreciation (depreciation)                       (31,535,440)              88,242,539
  Change in net assets resulting from operations                             63,069,907              210,778,867
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income
  Institutional Shares                                                      (84,428,204)             (99,770,141)
  Institutional Service Shares                                               (7,098,006)              (8,102,927)
 Distributions in excess of net investment income
  Institutional Shares                                                             --                   (120,546)
  Change in net assets resulting from distributions to shareholders         (91,526,210)            (107,993,614)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                               214,663,961              257,208,894
 Net asset value of shares issued to shareholders in payment
 of distributions declared                                                   25,204,908               30,445,454
 Cost of shares redeemed                                                   (414,329,714)            (476,432,552)
  Change in net assets resulting from share transactions                   (174,460,845)            (188,778,204)
  Change in net assets                                                     (202,917,148)             (85,992,951)
 NET ASSETS:
 Beginning of period                                                      1,476,507,620            1,562,500,571
 End of period (including undistributed net investment income
 of $7,541 and $0, respectively)                                       $  1,273,590,472         $  1,476,507,620


(See Notes which are an integral part of the Financial Statements)

FEDERATED GNMA TRUST
NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 1997

1. ORGANIZATION

Federated GMNA Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers two classes of shares:
Institutional Shares and Institutional Service Shares. The Trust's objective is to obtain current income by investing in instruments issued or guaranteed by the Government National Mortgage Association.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS -- U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

  REPURCHASE AGREEMENTS -- It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards. The following reclassifications have been made to the financial statements.

              INCREASE (DECREASE)
                            ACCUMULATED
   PAID-IN CAPITAL      NET REALIZED LOSS

   ($15,077,123)           $15,077,123

  Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

  FEDERAL TAXES -- It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  At January 31, 1997, the Trust, for federal tax purposes, had a capital loss carryforward of $127,420,177, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

   EXPIRATION YEAR    EXPIRATION AMOUNT
         1998            $ 14,893,518
         1999            $ 13,784,245
         2001            $  5,182,436
         2003            $ 71,738,355
         2004            $ 21,821,623

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  DOLLAR ROLL TRANSACTIONS -- The Trust enters into dollar roll transactions, with respect to mortgage securities issued by GNMA in which the Trust sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Trust will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Trust's current yield and total return.

  USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                                                     YEAR ENDED JANUARY 31,
                                                           1997                           1996
 INSTITUTIONAL SHARES                             SHARES        AMOUNT           SHARES          AMOUNT
 Shares sold                                   18,461,312  $  204,235,676      21,399,885   $   236,718,872
 Shares issued to shareholders in payment
 of distributions declared                      2,016,195      22,248,293       2,212,467        24,540,300
 Shares redeemed                              (31,975,172)   (353,373,236)    (40,178,059)     (445,126,223)
  Net change resulting from Institutional
  Share transactions                          (11,497,665) $ (126,889,267)    (16,565,707)  $  (183,867,051)
                                                                     YEAR ENDED JANUARY 31,
                                                            1997                          1996
 INSTITUTIONAL SERVICE SHARES                     SHARES        AMOUNT           SHARES          AMOUNT
 Shares sold                                      943,333  $   10,428,285       1,850,765   $    20,490,022
 Shares issued to shareholders in payment
 of distributions declared                        267,944       2,956,615         532,433         5,905,154
 Shares redeemed                               (5,475,198)    (60,956,478)     (2,828,872)      (31,306,329)
  Net change resulting from Institutional
  Service Share transactions                   (4,263,921) $  (47,571,578)       (445,674)  $    (4,911,153)
   Net change resulting from share
   transactions                               (15,761,586) $ (174,460,845)    (17,011,381)  $  (188,778,204)


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE -- Federated Management, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets.

  ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  DISTRIBUTION SERVICES FEE -- The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Trust may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

  SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES -- FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

  GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended January 31, 1997, were as follows:

Purchases        $994,730,976
Sales            $846,282,185

INDEPENDENT AUDITORS' REPORT

To the Trustees and Shareholders of
FEDERATED GNMA TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated GNMA Trust as of January 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended January 31, 1997 and 1996, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1997, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated GNMA Trust as of January 31, 1997, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania
March 12, 1997

ADDRESSES

Federated GNMA Trust
Institutional Shares          Federated Investors Tower
                              Pittsburgh, Pennsylvania 15222-3779

Distributor
Federated Securities Corp.   Federated Investors Tower
                             Pittsburgh, Pennsylvania 15222-3779

Investment Adviser
Federated Management         Federated Investors Tower
                             Pittsburgh, Pennsylvania 15222-3779

Custodian
State Street Bank and        P.O. Box 8600
Trust Company                Boston, Massachusetts 02266-8600


Transfer Agent and Dividend
Disbursing Agent
Federated Shareholder        P.O. Box 8600
Services Company             Boston, Massachusetts 02266-8600

Independent Auditors
Deloitte & Touche LLP        2500 PPG Place
                             Pittsburgh, Pennsylvania 15222-5401

FEDERATED GNMA TRUST
INSTITUTIONAL SHARES

Prospectus

An Open-End,
Diversified Management
Investment Company

March 31, 1997

[Graphic]
Federated Investors
Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

Cusip 314184102

8022901A-IS (3/97)

[Graphic]


FEDERATED GNMA TRUST

INSTITUTIONAL SERVICE SHARES

PROSPECTUS

The Institutional Service Shares of Federated GNMA Trust (the "Trust") offered by this prospectus represent interests in a diversified portfolio of securities investing primarily in instruments issued or guaranteed by the Government National Mortgage Association, to achieve current income. The Trust is an open-end, diversified management investment company (a mutual fund). Institutional Service Shares are sold at net asset value.

THE INSTITUTIONAL SERVICE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE INSTITUTIONAL SERVICE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Institutional Service Shares of the Trust. Keep this prospectus for future reference.

The Trust has also filed a Statement of Additional Information dated March 31, 1997 with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated March 31, 1997

Table of Contents

 SUMMARY OF TRUST EXPENSES                                               1
 FINANCIAL HIGHLIGHTS --
  INSTITUTIONAL SERVICE SHARES                                           2
 GENERAL INFORMATION                                                     3
 INVESTMENT INFORMATION                                                  3
  Investment Objective                                                   3
  Investment Policies                                                    3
  Investment Limitations                                                 6
 TRUST INFORMATION                                                       6
  Management of the Trust                                                6
 DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES                            8
 ADMINISTRATION OF THE TRUST                                             9
 NET ASSET VALUE                                                         9
 INVESTING IN INSTITUTIONAL SERVICE SHARES                               9
  Share Purchases                                                        9
  Exchange Privilege                                                    10
  Minimum Investment Required                                           10
  What Shares Cost                                                      10
  Exchanging Securities for Trust Shares                                10
  Certificates and Confirmations                                        11
  Dividends                                                             11
  Capital Gains                                                         11
 REDEEMING INSTITUTIONAL SERVICE SHARES                                 11
  Telephone Redemption                                                  11
  Redeeming Shares By Mail                                              12
  Accounts with Low Balances                                            12
 SHAREHOLDER INFORMATION                                                12
  Voting Rights                                                         12
 TAX INFORMATION                                                        13
  Federal Income Tax                                                    13
  State and Local Taxes                                                 13
 PERFORMANCE INFORMATION                                                13
 OTHER CLASSES OF SHARES                                                14
 FINANCIAL HIGHLIGHTS --
  INSTITUTIONAL SHARES                                                  15
 FINANCIAL STATEMENTS                                                   16
 INDEPENDENT AUDITORS' REPORT                                           25
 ADDRESSES                                                              26

SUMMARY OF TRUST EXPENSES



                                     INSTITUTIONAL SERVICE SHARES
                                  SHAREHOLDER TRANSACTION EXPENSES
 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                              None
 Maximum Sales Charge Imposed on Reinvested Dividends
         (as a percentage of offering price)                                                                None
 Contingent Deferred Sales Charge (as a percentage of original purchase
         price or redemption proceeds, as applicable)                                                       None
 Redemption Fee (as a percentage of amount redeemed, if applicable)                                         None
 Exchange Fee                                                                                               None
                                    ANNUAL FUND OPERATING EXPENSES
                                (As a percentage of average net assets)
 Management Fee                                                                                            0.40%
 12b-1 Fee (after waiver)(1)                                                                               0.01%
 Total Other Expenses                                                                                      0.39%
         Shareholder Services Fee (after waiver)(2)                                              0.24%
                 Total Operating Expenses(3)                                                               0.80%


(1) The 12b-1 fee has been reduced to reflect the voluntary waiver of a portion of the 12b-1 fee. The distributor can terminate this voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.25%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 1.05% absent the voluntary waivers of portions of the 12b-1 fee and the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Institutional Service Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information" and "Investing in Institutional Service Shares."
Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

 EXAMPLE                                                            1 YEAR   3 YEARS    5 YEARS    10 YEARS
 You would pay the following expenses on a $1,000
 investment, assuming (1) 5% annual return and
 (2) redemption at the end of each time period                      $8       $26        $44        $99


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FEDERATED GNMA TRUST
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 25.

                                                                          YEAR ENDED JANUARY 31,
                                                     1997        1996         1995          1994        1993(A)
 NET ASSET VALUE, BEGINNING OF PERIOD               $11.34      $10.61       $11.64        $11.80       $11.71
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                               0.74        0.78         0.79          0.82         0.61
  Net realized and unrealized gain (loss)
  on investments                                     (0.23)       0.71        (1.03)        (0.16)        0.09
  Total from investment operations                    0.51        1.49        (0.24)         0.66         0.70
 LESS DISTRIBUTIONS
  Distributions from net investment income           (0.72)      (0.76)       (0.79)       (0.82)        (0.61)
 NET ASSET VALUE, END OF PERIOD                     $11.13      $11.34       $10.61       $11.64         $11.80
 TOTAL RETURN(B)                                      4.76%      14.39%       (1.92%)        5.76%        5.62%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                            0.80%       0.80%        0.77%        0.76%         0.76%*
  Net investment income                               6.54%       6.82%        7.32%        6.97%         7.57%*
  Expense waiver/reimbursement(c)                     0.25%       0.25%        0.14%         --            --
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)          $73,857    $123,614     $120,427     $137,235       $50,166
  Portfolio turnover                                    63%         43%         136%         117%           33%


* Computed on an annualized basis.

(a) Reflects operations for the period from June 18, 1992 (date of initial public investment) to January 31, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated December 10, 1981. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") has established two classes of shares of the Trust, known as Institutional Service Shares and Institutional Shares. This prospectus relates to Institutional Service Shares of the Trust. Institutional Service Shares ("Shares") are designed primarily for retail and private banking customers of financial institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of mortgage-backed securities. A minimum initial investment of $25,000 over a 90-day period is required.

Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Trust.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Trust is current income. The investment objective may not be changed without the approval of shareholders. The Trust pursues this investment objective by investing primarily in instruments issued or guaranteed by the Government National Mortgage Association ("GNMA"). While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

As a matter of investment policy which may be changed without shareholder approval, the Trust will limit its investments to those that are permitted for purchase by federal savings associations pursuant to applicable rules, regulations, or interpretations of the Office of Thrift Supervision. Should additional permitted investments be allowed as a result of future changes in applicable regulations or federal laws, the Trust reserves the right, without shareholder approval, to make such investments consistent with the Trust's investment objective, policies, and limitations. Further, should existing statutes or regulations change so as to cause any securities held by the Trust to become ineligible for purchase by federal savings associations, the Trust will dispose of those securities at times advantageous to the Trust.

As operated within the above limitation, the Trust may also serve as an appropriate vehicle for a national bank as an investment for its own account.

Unless otherwise designated, the investment policies described below may not be changed without shareholder approval.

ACCEPTABLE INVESTMENTS. The Trust will invest primarily in mortgage-backed securities. Under normal circumstances, at least 65% of the Trust's portfolio will be invested in instruments issued or fully guaranteed as to principal and interest by GNMA. In addition, to the extent that the Trust will invest in other mortgage-backed securities, as described below, these will be collateralized by GNMA obligations.

The Trust's permissible investments are as follows:

* direct obligations of the U.S. Treasury bills, notes, and bonds;

* collateralized mortgage obligations;

* real estate mortgage investment conduits;

* notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

* notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

* notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). CMOs are bonds issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. CMOs purchased by the Trust will be collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by GNMA.

All CMOs purchased by the Trust are issued by an agency of the United States and are rated in the highest rating category by a nationally recognized statistical rating organization.

The following example illustrates how mortgage cash flows are prioritized in the case of CMOs -- most of the CMOs in which the Trust invests use the same basic structure:

(1) Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four classes of securities:
    The first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date; the final class (Z bond) typically receives any excess income from the underlying investments after payments are made to the other classes and receives no principal or interest payments until the shorter maturity classes have been retired, but then receives all remaining principal and interest payments.

(2) The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities.

(3) The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (or A bond). When those securities are completely retired, all principal payments are then directed to the next-shortest-maturity security (or B bond). This process continues until all of the classes have been paid off.

Because the cash flow is distributed sequentially instead of pro-rata, as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. One or more of the classes may be adjustable rate. The interest portion of these payments is distributed by the Trust as income, and the capital portion is reinvested.

REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS"). REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code, as amended. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations or a segregated pool of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates, and a single class of "residual interests." To qualify as a REMIC, substantially all of the assets of the entity must be in assets directly or indirectly secured principally by real property.

Because the mortgages underlying mortgage-backed securities often may be prepaid without penalty or premium, mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that the Trust receives from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as collateralized mortgage obligations, prepayments may be allocated to one tranche of securities ahead of other tranches, in order to reduce the risk of prepayment for the other tranches.

Prepayments may result in a capital loss to the Trust to the extent that the prepaid mortgage securities were purchased at a market premium over their stated principal amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Trust, which would be taxed as ordinary income when distributed to the shareholders.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

TEMPORARY INVESTMENTS. For defensive purposes only, the Trust may invest temporarily in cash and money market instruments during times of unusual market conditions and to maintain liquidity. Money market instruments may include:

* obligations of the U.S. government or its agencies or instrumentalities;
and

* repurchase agreements.

  REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Trust and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Trust may lend portfolio securities on a short-term or long-term basis, or both up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Trust will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees. The Trust will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Trust on a timely basis and the Trust may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Trust may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such commitments.

INVESTMENT LIMITATIONS

The Trust will not borrow money directly or through reverse repurchase agreements (arrangements in which the Trust sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Trust may borrow money and engage in reverse repurchase agreements up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.

As a matter of investment practice, which can be changed without shareholder approval, the Trust will not invest more than 15% of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice, and certain restricted securities not determined by the Trustees to be liquid.

TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Trust are made by Federated Management, the Trust's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Trust.

  ADVISORY FEES. The Trust's adviser receives an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. This does not include reimbursement to the Trust of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

  ADVISER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

  Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

  Kathleen M. Foody-Malus has been the Trust's portfolio manager since July 1993. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Trust's investment adviser since 1993. Ms. Foody-Malus served as an Assistant Vice President of the investment adviser from 1990 until 1992, and from 1986 until 1989 she acted as an investment analyst. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

  Edward J. Tiedge has been the Trust's portfolio manager since October 1995. Mr. Tiedge joined Federated Investors in 1993 as an Investment Analyst and has been an Assistant Vice President of the Trust's investment adviser since 1995. Mr. Tiedge served as Director of Investments at Duquesne Light Company from 1990 to 1993. Mr. Tiedge is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interest of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Trust; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act (the "Plan"), the distributor may be paid a fee by the Trust in an amount computed at an annual rate of 0.25% of the average daily net asset value of the Institutional Service Shares. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Distribution Plan is a compensation-type plan. As such, the Trust makes no payments to the distributor except as described above. Therefore, the Trust does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Trust, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Trust under the Plan.

In addition, the Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to 0.25% of the average daily net asset value of the Institutional Service Shares to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Trust. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Trust's investment adviser or its affiliates.
ADMINISTRATION OF THE TRUST

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust. Federated Services Company provides these at an annual rate, which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds"), as specified below:

      MAXIMUM            AVERAGE AGGREGATE DAILY NET
 ADMINISTRATIVE FEE     ASSETS OF THE FEDERATED FUNDS
   0.15 of 1%             on the first $250 million
   0.125 of 1%            on the next $250 million
   0.10 of 1%             on the next $250 million

   0.075 of 1%       on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Trust's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Trust, subtracting the interest of the Shares in the liabilities of the Trust and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Institutional Shares may exceed that of Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

INVESTING IN INSTITUTIONAL SERVICE SHARES

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange and the Federal Reserve wire system are open. Shares may be purchased either by wire or mail.

To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Trust reserves the right to reject any purchase request.

PURCHASING SHARES BY WIRE. To purchase Shares by Federal Reserve wire, call the Trust before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated GNMA Trust --Institutional Service Shares; Trust Number (this number can be found on the account statement or by contacting the Trust); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY MAIL. To purchase Shares by mail, send a check made payable to Federated GNMA Trust -- Institutional Service Shares to Federated Shareholder Services Company, c/o State Street Bank and Trust Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted by State Street Bank into federal funds. This is normally the next business day after State Street Bank receives the check.

EXCHANGE PRIVILEGE

Financial institutions that maintain master accounts with an aggregate investment of at least $400 million in certain funds which are advised or distributed by affiliates of Federated Investors may exchange their Shares for Institutional Shares of the Trust.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Shares is $25,000 plus any non-affiliated bank or broker's fee, if applicable. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Trust.

Individual accounts established through a non-affiliated bank or broker may be subject to a smaller minimum investment.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Trust. Investors who purchase Shares through a non-affiliated bank or broker may be charged an additional service fee by that bank or broker.

The net asset value is determined at the close of trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Trust's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

EXCHANGING SECURITIES FOR TRUST SHARES

Investors may exchange certain U.S. government securities or a combination of securities and cash for Shares. The securities and any cash must have a market value of at least $25,000. The Trust reserves the right to determine the acceptability of securities to be exchanged. Securities accepted by the Trust are valued in the same manner as the Trust values its assets. Investors wishing to exchange securities should first contact Federated Securities Corp.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Trust, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Trust. Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by the transfer agent. If the order for Shares and payment by wire are received on the same day, Shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted, upon instruction of the transfer agent, into federal funds. Dividends are automatically reinvested on payment dates in additional Shares unless cash payments are requested by contacting the Trust.

CAPITAL GAINS

Capital gains realized by the Trust, if any, are distributed at least once every 12 months.

REDEEMING INSTITUTIONAL SERVICE SHARES

The Trust redeems Shares at their net asset value next determined after the Trust receives the redemption request. Redemptions will be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request.

TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Trust before 4:00 p.m. (Eastern time). The proceeds will normally be wire transferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time, the Trust shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Trust to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.
Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Redeeming Shares by Mail," should be considered.

REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to:
Federated Shareholder Services Company, P.O. Box 8600, Boston, MA
02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Trust name and the Class designation; the account name as registered with the Trust; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings and loan association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Trust does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Trust may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Trust's net asset value.

Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION

VOTING RIGHTS

Each Share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares entitled to vote.

TAX INFORMATION

FEDERAL INCOME TAX

The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Donnelly, and Meck, counsel to the Trust, Trust shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Trust would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time, the Trust advertises its total return and yield for Shares. Total return represents the change, over a specified period of time, in the value of an investment in the Shares of the Trust after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares of the Trust is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the offering price per share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Shares are sold without any sales charge or other similar non-recurring charges.

Total return and yield will be calculated separately for Institutional Service Shares and Institutional Shares.

From time to time, advertisements for the Trust may refer to ratings, rankings, and other information in certain financial publications and/or compare the Trust's performance to certain indices.

OTHER CLASSES OF SHARES

Institutional Shares are sold to accounts for which financial institutions act in a fiduciary or agency capacity, and other accounts where a financial institution maintains master accounts with an aggregate investment of at least $400 million in certain mutual funds which are advised or distributed by affiliates of Federated Investors. Shares are also made available to financial intermediaries, public, and private organizations. Institutional Shares are sold at net asset value. Investments in Institutional Shares are subject to a minimum initial investment of $25,000 over a 90-day period.

Institutional Shares are distributed without a 12b-1 Plan.

Financial institutions and brokers providing sales and administrative services may receive different compensation depending upon which class of shares of the Trust is sold.

The amount of dividends payable to Institutional Shares will exceed that of Institutional Service Shares by the difference between class expenses and distribution and shareholder service expenses borne by shares of each respective class.

The stated advisory fee is the same for both classes of shares.

FEDERATED GNMA TRUST
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 24.

                                                                        YEAR ENDED JANUARY 31,
                        1997       1996       1995       1994       1993       1992       1991       1990       1989       1988
 NET ASSET VALUE,
 BEGINNING OF
 PERIOD                $11.34     $10.61     $11.64     $11.80     $11.64     $11.29     $10.97     $10.70     $11.08     $11.46
 INCOME FROM
 INVESTMENT
 OPERATIONS
 Net investment
 income                  0.74       0.78       0.82       0.85       0.93       0.98       1.00       1.00       1.01       1.04
 Net realized and
 unrealized gain
 (loss)
 on investments         (0.21)      0.73      (1.03)     (0.16)      0.16       0.35       0.32       0.27      (0.38)     (0.38)
 Total from
 investment
 operations              0.53       1.51      (0.21)      0.69       1.09       1.33       1.32       1.27       0.63       0.66
 LESS DISTRIBUTIONS
 Distributions
 from
 net investment
 income                 (0.74)     (0.77)     (0.82)     (0.85)     (0.93)     (0.98)     (1.00)     (1.00)     (1.01)     (1.04)
 Distributions in
 excess of net
 investment
 income(a)                --       (0.01)       --         --        --          --         --         --         --        --
 Total
 distributions          (0.74)     (0.78)     (0.82)     (0.85)     (0.93)     (0.98)     (1.00)     (1.00)     (1.01)     (1.04)
 NET ASSET VALUE,
 END OF PERIOD         $11.13     $11.34     $10.61     $11.64     $11.80     $11.64     $11.29     $10.97     $10.70     $11.08
 TOTAL RETURN(B)         4.97%     14.61%     (1.71%)     6.02%      9.78%     12.25%     12.65%     12.33%      5.99%      6.29%
 RATIOS TO
 AVERAGE
 NET ASSETS
 Expenses                0.60%      0.60%      0.56%      0.51%      0.51%      0.51%      0.52%      0.52%      0.53%      0.52%
 Net investment
 income                  6.74%      7.02%      7.51%      7.22%      7.98%      8.54%      9.08%      9.19%      9.33%      9.51%
 Expense waiver/
 reimbursement(c)        0.20%      0.20%       --         --         --         --         --         --         --          --
 SUPPLEMENTAL DATA
 Net assets, end
 of period (000
 omitted)          $1,199,733 $1,352,894 $1,442,074 $1,910,500 $1,770,169 $1,333,930 $1,268,706 $1,312,780 $1,710,890 $2,111,559
 Portfolio
 turnover                  63%        43%       136%       117%        33%        57%        48%        27%        40%        45%


(a) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED GNMA TRUST
PORTFOLIO OF INVESTMENTS

JANUARY 31, 1997

    PRINCIPAL
     AMOUNT                                                                                             VALUE
 LONG-TERM GOVERNMENT OBLIGATIONS -- 89.9%
                            (A)GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--89.9%
 $        4,939              6.00%, 12/15/2023 - 4/15/2024                                       $            4,613
    112,466,126              6.50%, 10/15/2023 - 5/15/2024                                              107,897,752
    244,569,326              7.00%, 5/15/2023 - 10/15/2024                                              240,972,943
    274,957,573              7.50%, 5/15/2022 - 5/15/2026                                               277,135,591
    184,711,535              8.00%, 3/15/2017 - 8/15/2026                                               190,049,932
     63,953,285              8.50%, 4/15/2017 - 2/15/2022                                                66,983,909
     85,769,122              9.00%, 6/15/2016 - 12/15/2026                                               91,690,615
     62,130,693              9.50%, 5/15/2016 - 10/15/2026                                               67,454,552
     14,493,268              10.00%, 1/15/2018 - 1/15/2026                                               15,986,064
     16,200,000             (b)10.00%, 12/15/2027                                                        17,850,456
      6,744,852              10.50%, 1/15/2016 - 8/15/2019                                                7,482,603
     13,777,854              11.00%, 12/15/2009 - 10/15/2019                                             15,492,247
     11,270,250              11.50%, 4/15/2010 - 4/15/2016                                               12,816,157
     18,427,939              12.00%, 7/15/2011 - 12/15/2015                                              21,225,256
      8,095,889              12.50%, 1/15/2010 - 10/15/2015                                               9,405,733
      1,006,104              13.00%, 12/15/2010 - 3/15/2015                                               1,175,250
      1,536,651              13.50%, 5/15/2010 - 8/15/2014                                                1,801,210
                              TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                              (IDENTIFIED COST $1,127,423,107)                                        1,145,424,883


FEDERATED GNMA TRUST

    PRINCIPAL
     AMOUNT                                                                                             VALUE
 U.S. TREASURY NOTES--8.3%
 $  105,000,000              6.250%-7.00%, 9/30/2001-7/15/2006
                             (IDENTIFIED COST $106,243,877)                                          $  105,267,220
 (C)REPURCHASE AGREEMENTS--2.7%
     18,330,000              BT Securities Corp., 5.58%, dated 1/31/1997, due 2/3/1997                   18,330,000
     16,000,000             (d)Goldman Sachs Group, 5.32%, dated 1/21/1997, due 2/24/1997                16,000,000
                              TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                            34,330,000
                              TOTAL INVESTMENTS (IDENTIFIED COST $1,267,996,984)(e)                  $1,285,022,103


(a) Because of monthly principal payments, the average lives of the Government National Mortgage Association Modified Pass-Through Securities (based upon Federal Housing Authority/Veterans Administration historical experience) are less than the stated maturities.

(b) Indicates securities subject to dollar roll transactions with a total market value of $17,850,456.

(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in a joint account with other Federated Funds.

(d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if creditworthiness of the issuer is downgraded.

(e) The cost of investments for federal tax purposes amounts to $1,267,996,984. The net unrealized appreciation of investments on a federal tax basis amounts to $17,025,119 which is comprised of $27,651,974 appreciation and $10,626,855 depreciation at January 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
     ($1,273,590,472) at January 31, 1997.

(See Notes which are an integral part of the Financial Statements)

FEDERATED GNMA TRUST
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1997

 ASSETS:
 Total investments in securities, at value (identified and tax
 cost $1,262,996,984)                                                                         $    1,285,022,103
 Income receivable                                                                                    10,094,013
 Receivable for investments sold                                                                      42,256,150
 Receivable for shares sold                                                                            3,631,298
   Total assets                                                                                    1,341,003,564
 LIABILITIES:
 Payable for investments purchased                                          $    42,154,181
 Payable for shares redeemed                                                      1,202,199
 Income distribution payable                                                      5,036,848
 Payable to Bank                                                                    852,804
 Payable for dollar roll transactions                                            17,841,832
 Accrued expenses                                                                   325,228
   Total liabilities                                                                                  67,413,092
 NET ASSETS for 114,430,342 shares outstanding                                                $    1,273,590,472
 NET ASSETS CONSIST OF:
 Paid in capital                                                                              $    1,383,977,987
 Net unrealized appreciation of investments                                                           17,025,119
 Accumulated net realized loss on investments                                                       (127,420,175)
 Undistributed net investment income                                                                       7,541
   Total Net Assets                                                                           $    1,273,590,472
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $1,199,733,545 / 107,794,429 shares outstanding                                                          $11.13
 INSTITUTIONAL SERVICE SHARES:
 $73,856,927 / 6,635,913 shares outstanding                                                               $11.13


(See Notes which are an integral part of the Financial Statements)

FEDERATED GNMA TRUST
STATEMENT OF OPERATIONS

YEAR ENDED JANUARY 31, 1997

 INVESTMENT INCOME:
 Interest (net of dollar roll expense of $7,790,773)                                              $  100,048,132
 EXPENSES:
 Investment advisory fee                                                             $  5,451,836
 Administrative personnel and services fee                                              1,030,132
 Custodian fees                                                                           302,537
 Transfer and dividend disbursing agent fees and expenses                                 332,360
 Directors'/Trustees' fees                                                                 24,381
 Auditing fees                                                                             19,998
 Legal fees                                                                                 4,102
 Portfolio accounting fees                                                                160,203
 Distribution services fee -- Institutional Service Shares                                272,453
 Shareholder services fee -- Institutional Shares                                       3,134,846
 Shareholder services fee -- Institutional Service Shares                                 272,453
 Share registration costs                                                                  33,495
 Printing and postage                                                                      27,051
 Insurance premiums                                                                        13,545
 Taxes                                                                                     82,126
 Miscellaneous                                                                             12,647
   Total expenses                                                                      11,174,165
 Waivers --
   Waiver of distribution services fee -- Institutional Service Shares  $  (264,824)
   Waiver of shareholder services fee -- Institutional Shares            (2,507,877)
   Waiver of shareholder services fee -- Institutional Service Shares        (7,629)
       Total waivers                                                                   (2,780,330)
          Net expenses                                                                                 8,393,835
             Net investment income                                                                    91,654,297
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                                      2,951,050
 Net change in unrealized appreciation of investments                                                (31,535,440)
   Net realized and unrealized loss on investments                                                   (28,582,977)
       Change in net assets resulting from operations                                             $   63,069,907


(See Notes which are an integral part of the Financial Statements)

FEDERATED GNMA TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                                                    YEAR ENDED JANUARY 31,
                                                                               1997                      1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                 $     91,654,297         $    107,873,068
 Net realized gain (loss) on investments ($2,951,050 net gain and $21,821,623 net loss, respectively, as computed for federal
 income tax purposes)                                                         2,951,050               14,663,260
 Net change in unrealized appreciation (depreciation)                       (31,535,440)              88,242,539
  Change in net assets resulting from operations                             63,069,907              210,778,867
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income
  Institutional Shares                                                      (84,428,204)             (99,770,141)
  Institutional Service Shares                                               (7,098,006)              (8,102,927)
 Distributions in excess of net investment income
  Institutional Shares                                                             --                   (120,546)
  Change in net assets resulting from distributions to shareholders         (91,526,210)            (107,993,614)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                               214,663,961              257,208,894
 Net asset value of shares issued to shareholders in payment
 of distributions declared                                                   25,204,908               30,445,454
 Cost of shares redeemed                                                   (414,329,714)            (476,432,552)
  Change in net assets resulting from share transactions                   (174,460,845)            (188,778,204)
  Change in net assets                                                     (202,917,148)             (85,992,951)
 NET ASSETS:
 Beginning of period                                                      1,476,507,620            1,562,500,571
 End of period (including undistributed net investment income
 of $7,541 and $0, respectively)                                       $  1,273,590,472         $  1,476,507,620


(See Notes which are an integral part of the Financial Statements)

FEDERATED GNMA TRUST
NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 1997

1. ORGANIZATION

Federated GMNA Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers two classes of shares:
Institutional Shares and Institutional Service Shares. The Trust's objective is to obtain current income by investing in instruments issued or guaranteed by the Government National Mortgage Association.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS -- U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

  REPURCHASE AGREEMENTS -- It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards. The following reclassifications have been made to the financial statements.

              INCREASE (DECREASE)
                            ACCUMULATED
   PAID-IN CAPITAL      NET REALIZED LOSS

   ($15,077,123)           $15,077,123

  Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

  FEDERAL TAXES -- It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  At January 31, 1997, the Trust, for federal tax purposes, had a capital loss carryforward of $127,420,177, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

   EXPIRATION YEAR    EXPIRATION AMOUNT
         1998            $ 14,893,518
         1999            $ 13,784,245
         2001            $  5,182,436
         2003            $ 71,738,355
         2004            $ 21,821,623

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  DOLLAR ROLL TRANSACTIONS -- The Trust enters into dollar roll transactions, with respect to mortgage securities issued by GNMA in which the Trust sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Trust will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Trust's current yield and total return.

  USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                                                     YEAR ENDED JANUARY 31,
                                                           1997                           1996
 INSTITUTIONAL SHARES                             SHARES        AMOUNT           SHARES          AMOUNT
 Shares sold                                   18,461,312  $  204,235,676      21,399,885   $   236,718,872
 Shares issued to shareholders in payment
 of distributions declared                      2,016,195      22,248,293       2,212,467        24,540,300
 Shares redeemed                              (31,975,172)   (353,373,236)    (40,178,059)     (445,126,223)
  Net change resulting from Institutional
  Share transactions                          (11,497,665) $ (126,889,267)    (16,565,707)  $  (183,867,051)
                                                                     YEAR ENDED JANUARY 31,
                                                            1997                          1996
 INSTITUTIONAL SERVICE SHARES                     SHARES        AMOUNT           SHARES          AMOUNT
 Shares sold                                      943,333  $   10,428,285       1,850,765   $    20,490,022
 Shares issued to shareholders in payment
 of distributions declared                        267,944       2,956,615         532,433         5,905,154
 Shares redeemed                               (5,475,198)    (60,956,478)     (2,828,872)      (31,306,329)
  Net change resulting from Institutional
  Service Share transactions                   (4,263,921) $  (47,571,578)       (445,674)  $    (4,911,153)
   Net change resulting from share
   transactions                               (15,761,586) $ (174,460,845)    (17,011,381)  $  (188,778,204)


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE -- Federated Management, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets.

  ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  DISTRIBUTION SERVICES FEE -- The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Trust may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

  SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES -- FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

  GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended January 31, 1997, were as follows:

Purchases        $994,730,976
Sales            $846,282,185

INDEPENDENT AUDITORS' REPORT

To the Trustees and Shareholders of
FEDERATED GNMA TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated GNMA Trust as of January 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended January 31, 1997 and 1996, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1997, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated GNMA Trust as of January 31, 1997, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania
March 12, 1997

ADDRESSES

Federated GNMA Trust
Institutional Service Shares              Federated Investors Tower
                                          Pittsburgh, Pennsylvania 15222-3779

Distributor
Federated Securities Corp.                Federated Investors Tower
                                          Pittsburgh, Pennsylvania 15222-3779

Investment Adviser
Federated Management                      Federated Investors Tower
                                          Pittsburgh, Pennsylvania 15222-3779

Custodian

State Street Bank and                     P.O. Box 8600
Trust Company                             Boston, Massachusetts 02266-8600

Transfer Agent and Dividend
Disbursing Agent

Federated Shareholder                     P.O. Box 8600
Services Company                          Boston, Massachusetts 02266-8600

Independent Auditors
Deloitte & Touche LLP                     2500 PPG Place
                                          Pittsburgh, Pennsylvania 15222-5401

FEDERATED GNMA TRUST

INSTITUTIONAL SERVICE SHARES

PROSPECTUS

An Open-End,
Diversified Management
Investment Company

March 31, 1997

[Graphic]
Federated Investors
Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

Cusip 314184201

8022901A-SS (3/97)

[Graphic]


                            FEDERATED GNMA TRUST

                            INSTITUTIONAL SHARES
                        INSTITUTIONAL SERVICE SHARES

                    STATEMENT OF ADDITIONAL INFORMATION

The Institutional Shares and Institutional Service Shares of Federated GNMA Trust (the "Trust") represent interests in a diversified portfolio of securities. This Statement of Additional Information should be read with the respective prospectus for Institutional Shares and Institutional Service Shares dated March 31, 1997. This Statement is not a prospectus itself. You may request a copy of a prospectus or a paper copy of this Statement of Additional Information, if you have received it electronically, free of charge by calling 1-800-341-7400.

FEDERATED INVESTORS TOWER
PITTSBURGH, PENNSYLVANIA 15222-3779

                       Statement dated March 31, 1997

[Graphic]
Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

Cusip 314184102
Cusip 314184201
8022901B (3/97)

TABLE OF CONTENTS

 GENERAL INFORMATION ABOUT THE TRUST                                     1
 INVESTMENT OBJECTIVE AND POLICIES                                       1
  Types of Investments                                                   1
  When-Issued and Delayed Delivery Transactions                          1
  Lending of Portfolio Securities                                        1
  Repurchase Agreements                                                  1
  Reverse Repurchase Agreements                                          2
  Portfolio Turnover                                                     2
  Investment Limitations                                                 2
 FEDERATED GNMA TRUST MANAGEMENT                                         4
  Trust Ownership                                                        7
  Trustees Compensation                                                  8
  Trustee Liability                                                      8
 INVESTMENT ADVISORY SERVICES                                            8
  Adviser to the Trust                                                   8
  Advisory Fees                                                          9
 BROKERAGE TRANSACTIONS                                                  9
 OTHER SERVICES                                                          9
  Trust Administration                                                   9
  Custodian and Portfolio Recordkeeper                                   9
  Transfer Agent                                                         9
  Independent Auditors                                                  10
 PURCHASING SHARES                                                      10
  Distribution Plan and Shareholder Services                            10
  Conversion to Federal Funds                                           10
 DETERMINING NET ASSET VALUE                                            10
  Determining Market Value of Securities                                10
 REDEEMING SHARES                                                       11
 MASSACHUSETTS PARTNERSHIP LAW                                          11
 EXCHANGING SECURITIES FOR SHARES                                       11
  Tax Consequences                                                      11
 TAX STATUS                                                             11
  The Trust's Tax Status                                                11
  Shareholders' Tax Status                                              11
 TOTAL RETURN                                                           12
 YIELD                                                                  12
 PERFORMANCE COMPARISONS                                                12
  Economic and Market Information                                       13
  Duration                                                              13
 ABOUT FEDERATED INVESTORS                                              14
  Mutual Fund Market                                                    14
  Institutional Clients                                                 14
  Bank Marketing                                                        14
  Broker/Dealers and Bank
    Broker/Dealer Subsidiaries                                          14

GENERAL INFORMATION ABOUT THE TRUST

Federated GNMA Trust was established as a Massachusetts business trust under a Declaration of Trust dated December 10, 1981.

Shares of the Trust are offered in two classes, known as Institutional Shares and Institutional Service Shares (individually and collectively referred to as "Shares"). This Statement of Additional Information relates to the above-mentioned Shares of the Trust.

INVESTMENT OBJECTIVE AND POLICIES

The Trust's investment objective is current income. The investment objective cannot be changed without approval of shareholders.

TYPES OF INVESTMENTS

The Trust will invest primarily in mortgage-backed securities. Under normal circumstances, at least 65% of the Trust's portfolio will be invested in instruments issued or fully guaranteed as to principal and interest by the Government National Mortgage Association ("GNMA"). In addition, to the extent that the Trust will invest in other mortgage-backed securities, these will be collateralized by GNMA obligations.

Because the mortgages underlying mortgage-backed securities often may be prepaid without penalty or premium, mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that the Trust receives from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as collateralized mortgage obligations, prepayments may be allocated to one tranche of securities ahead of other tranches, in order to reduce the risk of prepayment for the other tranches.

Prepayments may result in a capital loss to the Trust to the extent that the prepaid mortgage securities were purchased at a market premium over their stated principal amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Trust, which would be taxed as ordinary income when distributed to the shareholders.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Trust. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Trust sufficient to make payment for the securities to be purchased are segregated on the Trust's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Trust does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

LENDING OF PORTFOLIO SECURITIES

The collateral received when the Trust lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Trust. During the time portfolio securities are on loan, the borrower pays the Trust any dividends or interest paid on such securities. Loans are subject to termination at the option of the Trust or the borrower. The Trust may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.

REPURCHASE AGREEMENTS

The Trust requires its custodian to take possession of the securities subject to repurchase agreements, and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Trust might be delayed pending court action. The Trust believes that under the regular procedures normally in effect for custody of the Trust's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Trust and allow retention or disposition of such securities. The Trust will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees ("Trustees").

REVERSE REPURCHASE AGREEMENTS

The Trust may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement the Trust transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Trust will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

When effecting reverse repurchase agreements, liquid assets of the Trust, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

The use of reverse repurchase agreements may enable the Trust to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Trust will be able to avoid selling portfolio instruments at a disadvantageous time.

PORTFOLIO TURNOVER

The Trust will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Trust's investment objective. During the fiscal years ended January 31, 1997 and 1996, the portfolio turnover rates were 63% and 43%, respectively.

INVESTMENT LIMITATIONS

  SELLING SHORT AND BUYING ON MARGIN

    The Trust will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.

  BORROWING MONEY
    The Trust will not borrow money directly or through reverse repurchase agreements in amounts in excess of one-third of the value of its assets, including the amounts borrowed.

    The Trust will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary or emergency measure or to facilitate management of the portfolio by enabling the Trust to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Trust will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.

  ISSUING SENIOR SECURITIES

    The Trust will not issue senior securities except as permitted by its investment objective and policies.

  PLEDGING ASSETS

    The Trust will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amount borrowed or 10% of the value of total assets at the time of the borrowing.

  LENDING CASH OR SECURITIES

    The Trust will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Trust from purchasing or holding U.S. government obligations, money market instruments, bonds, debentures, notes, certificates of indebtedness or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Trust's investment objective, policies and limitations.

  DIVERSIFICATION OF INVESTMENTS

    With respect to securities comprising 75% of the value of its total assets, the Trust will not purchase securities of any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.

  INVESTING IN REAL ESTATE

    The Trust will not buy or sell real estate, including limited partnership interests in real estate, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

  INVESTING IN COMMODITIES

    The Trust will not purchase or sell commodities.

  UNDERWRITING

    The Trust will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Trust may purchase pursuant to its investment objective, policies, and limitations.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

    The Trust may not own securities of open-end investment companies. The Trust can acquire up to 3% of the total outstanding stock of closed-end investment companies. The Trust will not be subject to any other limitations with regard to the acquisition of securities of closed-end investment companies so long as the public offering price of the Trust's shares does not include a sales charge exceeding 11U2%. The Trust will purchase securities of closed-end investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets; nor are they applicable with respect to securities of investment companies that have been exempted from registration under the Investment Company Act of 1940.

  INVESTING IN ILLIQUID SECURITIES

    The Trust will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, and certain restricted securities not determined by the Trustees to be liquid.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

For the purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

FEDERATED GNMA TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated GNMA Trust, and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate: July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate: February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate: June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate: July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; and Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate: May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate: October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate: June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc., formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate: March 16, 1942
Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate: October 6, 1926

Trustee

Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate: December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate: September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate: June 21, 1935

Trustee

Public Relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department, Non-profit entities; Director or Trustee of the Funds.

Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA
Birthdate: May 2, 1929

President

Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.
J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate: April 11, 1949

Executive Vice President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate: October 26, 1938

Executive Vice President, Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate: May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of
  Trustees handles the responsibilities of the Board between meetings of the Board.

As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. -- 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc.

TRUST OWNERSHIP
Officers and Trustees own less than 1% of the Trust's outstanding shares.

As of March 10, 1997, the following shareholders of record owned 5% or more of the outstanding Institutional Service Shares of the Trust: Charles Schwab & Co., Inc., San Francisco, California, owned approximately 640,950 Shares (9.64%); Trucojo Trust Company of St. Joseph, St. Joseph, Missouri, owned approximately 623,141 Shares (9.37%); and Ambank & Co., Baton Rouge, Louisiana, owned approximately 994,140 Shares (14.95%).

As of March 10, 1997, the following shareholder of record owned 5% or more of the outstanding Institutional Shares of the Trust: Edrayco, Gainesville, Georgia, owned approximately 5,603,650 Shares (5.28%).

TRUSTEES COMPENSATION

                                   AGGREGATE
 NAME,                           COMPENSATION
 POSITION WITH                       FROM                            TOTAL COMPENSATION PAID
 TRUST                              TRUST*#                             FROM FUND COMPLEX+
John F. Donahue                           $0              $0 for the Trust and
 Trustee                                                   56 other investment companies in the Fund Complex
 Thomas G. Bigley                   $2,390.92              $108,725 for the Trust and
 Trustee                                                   56 other investment companies in the Fund Complex
 John T. Conroy, Jr.                $2,630.40              $119,615 for the Trust and
 Trustee                                                   56 other investment companies in the Fund Complex
 William J. Copeland                $2,630.40              $119,615 for the Trust and
 Trustee                                                   56 other investment companies in the Fund Complex
 James E. Dowd                      $2,630.40              $119,615 for the Trust and
 Trustee                                                   56 other investment companies in the Fund Complex
 Lawrence D. Ellis, M.D.            $2,390.92              $108,725 for the Trust and
 Trustee                                                   56 other investment companies in the Fund Complex
 Edward L. Flaherty, Jr.            $2,630.40              $119,615 for the Trust and
 Trustee                                                   56 other investment companies in the Fund Complex
 Peter E. Madden                    $2,390.92              $108,725 for the Trust and
 Trustee                                                   56 other investment companies in the Fund Complex
 Gregor F. Meyer                    $2,390.92              $108,725 for the Trust and
 Trustee                                                   56 other investment companies in the Fund Complex
 John E. Murray, Jr.                $2,390.92              $108,725 for the Trust and
 Trustee                                                   56 other investment companies in the Fund Complex
 Wesley W. Posvar                   $2,390.92              $108,725 for the Trust and
 Trustee                                                   56 other investment companies in the Fund Complex
 Marjorie P. Smuts                  $2,390.92              $108,725 for the Trust and
 Trustee                                                   56 other investment companies in the Fund Complex


* Information is furnished for the fiscal year ended January 31, 1997.

# The aggregate compensation is provided for the Trust which is comprised of one portfolio, as of January 31, 1997.

+ The information is provided for the last calendar year.

TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

ADVISER TO THE TRUST

The Trust's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All of the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.

The adviser shall not be liable to the Trust or any shareholder of the Trust for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES

For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectuses. During the fiscal years ended January 31, 1997, 1996, and 1995, the Trust's adviser earned $5,451,836, $6,160,922, and $6,989,013, respectively.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Trust or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Trust and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Although investment decisions for the Trust are made independently from those of the other accounts managed by the adviser, investments of the type the Trust may make may also be made by those other accounts. When the Trust and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Trust or the size of the position obtained or disposed of by the Trust. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Trust.

OTHER SERVICES

TRUST ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Trust for a fee as described in the prospectuses. From March 1, 1994, to March 1, 1996, Federated Administrative Services served as the Trust's administrator. The former Administrator is a subsidiary of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services, may hereinafter collectively be referred to as the Administrators.

For the fiscal year ended January 31, 1997, Federated Services Company earned $1,030,132. For the fiscal years ended January 31, 1996 and 1995, Federated Administrative Services earned $1,165,702 and $1,317,794, respectively.

CUSTODIAN AND PORTFOLIO RECORDKEEPER

State Street Bank and Trust Company ("State Street Bank"), Boston, Massachusetts, is custodian for the securities and cash of the Trust. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Trust's portfolio investments.

TRANSFER AGENT

Federated Services Company, through it registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditors for the Trust are Deloitte & Touche LLP,
Pittsburgh, Pennsylvania.

PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange and the Federal Reserve wire system are open for business. The procedure for purchasing Shares is explained in the respective prospectus under "Investing in Institutional Shares" or "Investing in Institutional Service Shares."

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

With respect to the Institutional Service Shares class of the Trust, by adopting the Distribution Plan, the Board of Trustees expects that the Trust will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Trust in pursuing its investment objectives. By identifying potential investors whose needs are served by the Trust's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.

Other benefits, which may be realized under either arrangement, may include:
(1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended January 31, 1997, payments in the amount of $272,453 were made pursuant to the Distribution Plan (Institutional Service Shares only) of which $264,824 was waived. In addition, for the fiscal year ended January 31, 1997, the Institutional Shares and Institutional Service Shares paid shareholder service fees in the amount of $3,134,846 and $272,453, respectively, of which $2,507,877 and $7,629, respectively, were waived.

CONVERSION TO FEDERAL FUNDS

It is the Trust's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. State Street Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which the net asset value for each class of Shares is calculated by the Trust are described in the respective prospectuses.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Trust's portfolio securities are determined as follows:

* according to the mean between the over-the-counter bid and asked prices provided by an independent pricing service, if available, or at fair value as determined in good faith by the Trustees; or

* for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost unless the Trustees determine that particular circumstances of the security indicate otherwise.

REDEEMING SHARES

The Trust redeems Shares of either class at the next computed net asset value after the Trust receives the redemption request. Redemption procedures are explained in the respective prospectus under "Redeeming Institutional Shares" or "Redeeming Institutional Service Shares." Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign on behalf of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

EXCHANGING SECURITIES FOR SHARES

Investors may exchange certain U.S. government securities they already own for Shares of either class, or they may exchange a combination of U.S. government securities and cash for Shares of either class. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Federated Securities Corp. specifying whether the investor will receive Institutional Shares or Institutional Service Shares in exchange. The Trust will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by State Street Bank.

The Trust values securities in the same manner as the Trust values its assets. The basis of the exchange will depend upon the net asset value of Shares on the day the securities are valued. One Share will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, or other rights attached to the securities become the property of the Trust, along with the securities.

TAX CONSEQUENCES

Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Shares, a gain or loss may be realized by the investor.

TAX STATUS

THE TRUST'S TAX STATUS

The Trust will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Trust must, among other requirements:

* derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

* derive less than 30% of its gross income from the sale of securities held less than three months;

* invest in securities within certain statutory limits; and

* distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional Shares. No portion of any income dividend paid by the Trust is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

  CAPITAL GAINS

    Capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held Shares.

TOTAL RETURN

The Trust's average annual total returns for Institutional Shares for the one-year, five-year, and ten-year periods ended January 31, 1997, and for the period from March 23, 1982 (effective date of the Trust's registration statement) to January 31, 1997 were 4.97%, 6.60%, 8.22%, and 10.46%, respectively. The Trust's average annual total return for Institutional Service Shares for the one-year period ended January 31, 1997, and for the period from May 30, 1992 (start of performance) to January 31, 1997 were 4.76% and 6.19%, respectively.

The average annual total return for both classes of shares of the Trust is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

YIELD

The Trust's yield for Institutional Shares for the thirty-day period ended January 31, 1997 was 6.86%. The Trust's yield for Institutional Service Shares was 6.66% for the same period.

The yield for both classes of shares of the Trust is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the respective class of shares over a thirty-day period by the offering price per share of the respective class on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Trust because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in either class of shares, the performance will be reduced for those shareholders paying those fees.

PERFORMANCE COMPARISONS

The performance of both classes of Shares depends upon such variables as:

* portfolio quality;

* average portfolio maturity;

* type of instruments in which the portfolio is invested;

* changes in interest rates and market value of portfolio securities;

* changes in the Trust's expenses or either class of Shares' expenses; and

* various other factors.

Both classes of Shares' performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Trust's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Trust uses in advertising may include:

* LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Trust will quote its Lipper ranking in the "GNMA Funds" category in advertising and sales literature.

* MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

* LEHMAN BROTHERS GNMA INDEX is a total, comprehensive GNMA index comprised of 30-year GNMA pass-throughs, 15-year GNMA pass-throughs, and GNMA GPM's.

* LEHMAN BROTHERS GOVERNMENT/CORPORATE (TOTAL) INDEX is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, nonconvertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers Inc., the index calculates total returns for one-month, three-month, twelve-month and ten-year periods and year-to-date.

* LEHMAN BROTHERS GOVERNMENT INDEX is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

In addition, the Trust will make comparisons to certain direct market securities in which it is permitted to invest. The type of security that will be used for such comparisons, and the source of its performance information is listed below.

* 10-YEAR TREASURY NOTES -- Source: Salomon Brothers. Total returns are calculated for periods of one, three, and twelve months.

Advertisements and other sales literature for both classes of Shares may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in either class of Shares based on monthly reinvestment of dividends over a specified period of time.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Trust's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Trust can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Trust may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Trust portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

DURATION

Duration is a commonly used measure of the potential volatility in the price of a bond, or other fixed income security, or in a portfolio of fixed income securities, prior to maturity. Volatility is the magnitude of the change in the price of a bond relative to a given change in the market rate of interest. A bond's price volatility depends on three primary variables: the bond's coupon rate; maturity date; and the level of market yields of similar fixed-income securities. Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupons or shorter maturities. Duration combines these variables into a single measure.

Duration is calculated by dividing the sum of the time-weighted values of the cash flows of a bond or bonds, including interest and principal payments, by the sum of the present values of the cash flows.

When the Trust invests in mortgage pass-through securities, its duration will be calculated in a manner which requires assumptions to be made regarding future principal prepayments. A more complete description of this calculation is available upon request from the Trust.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making --structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

MUTUAL FUND MARKET

Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide -- we have over 2,000 broker/dealer and bank broker/dealer relationships across the country -- supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

* Source: Investment Company Institute [Graphic] [Graphic]